Summary of Significant Accounting Policies - Schedule of Basic and Diluted Net Income (Loss) per Share (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Basic:
Net loss	$ (10,062)	$ (2,628)	$ (10,073)	$ (11,255)
Accretion to redemption value of redeemable convertible preferred stock		(3,109)	(9,289)	(12,644)
Reduction in redeemable convertible preferred stock distribution entitlement upon extinguishment			313,933
Amounts allocated to participating redeemable convertible preferred stock			(50,577)
Net income (loss) allocated to common stock-basic	(10,062)	(5,737)	243,994	(23,899)
Weighted average number of common stock shares outstanding	9,873,687	5,824	2,357,036	5,788
Net income (loss) per share-basic:	$ (1.02)	$ (985.06)	$ 103.52	$ (4,128.71)
Diluted:
Net income (loss) allocated to common stock	(10,062)	(5,737)	243,994	(23,899)
Adjustments from assumed conversion of redeemable convertible preferred stock			(254,067)
Net loss allocated to common stock-diluted	$ (10,062)	$ (5,737)	$ (10,073)	$ (23,899)
Total common stock shares equivalents	9,873,687	5,824	2,845,609	5,788
Net loss per share-diluted:	$ (1.02)	$ (985.06)	$ (3.54)	$ (4,128.71)
Common Stock [Member]
Diluted:
Total common stock shares equivalents	9,873,687	5,824	2,357,036	5,788
Preferred Stock [Member]
Diluted:
Total common stock shares equivalents			488,573